Derivatives and Hedging Activities - Additional Information (Details)	12 Months Ended
Sep. 30, 2019
Minimum
Derivative [Line Items]
Derivative, maturities	1 year
Maximum
Derivative [Line Items]
Derivative, maturities	7 years
Weighted average
Derivative [Line Items]
Derivative, maturities	2 years 7 months 6 days